Other Non-Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
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Schedule of Other Non-Current Liabilities

(€’000)	As at December 31,
	2021	2020
Onerous contracts—non-current liabilities	—	371
Other non-current liabilities	164	—

Total Other non-current liabilities	164	371